Loans Payable (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Long-term debt as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Related Party Loan	$—	$2,105,241
Bank Loan	3,000,000	—

Total loans payable	3,000,000	2,105,241
Less: Current portion of loans payable	(1,200,000)	(2,105,241)

Loans payable, less current portion	$1,800,000	$—